Rental income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Rents	$ 231,222,791	$ 200,267,401	$ 166,875,957
Reimbursable building services	13,155,755	11,240,202	9,318,367
Energy income	7,571,958	1,940,693	1,831,137
Rental income	$ 251,950,504	$ 213,448,296	$ 178,025,461